Schedule of Estimated Fair Values of Identifiable Net Assets Acquired Recorded as Goodwill (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Current assets, including cash of $699,324		$ 1,093,223
In-process research and development		100,086,329
Goodwill	$ 11,895,033	11,895,033
Other non-current assets		64,523
Total assets acquired		113,139,108
Current liabilities		10,818,204
Deferred tax liabilities		11,069,033
Total assumed liabilities		21,887,237
Net assets acquired		$ 91,251,871